Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 90-1026709 002 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

Note 1 - Description of the Plan

The following description of the WaterStone Bank SSB 401(k) Plan provides only general information. Participants should refer to the WaterStone Bank SSB 401(k) Plan summary plan description for a more complete description of the Plan's provisions.

General

The WaterStone Bank SSB 401(k) Plan (the "Plan") is a defined contribution plan covering all full-time and part-time employees of WaterStone Bank SSB (the “Company”), a wholly-owned subsidiary of Waterstone Financial, Inc. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). All employees hired before September 30, 2008 who have completed at least three months of service with the Company and all employees hired on or after September 30, 2008 who are age 18 or older are eligible to participate. Upon enrollment in the Plan, a participant may direct contributions to a variety of investment options.

The investments of the Plan are maintained in a trust (the “Trust”) by Principal Trust Company (the “Trustee”) and the recordkeeping functions are performed by The Retirement Advantage, Inc. (the “Recordkeeper”).

Contributions

Participants may contribute up to 90% of pretax annual compensation (salary reduction contributions), as defined in the plan document, not to exceed the annual limit of the lesser of 90% of eligible compensation or $23,500 in a calendar year. The Plan includes an automatic salary deferral feature for Pre-Tax 401(k) deferral. Participants are automatically enrolled after meeting eligibility requirements at a contribution rate of 5%. Participants may opt out if they choose to do so. Participants can choose to enroll in either a Pre-Tax 401(k) or a Roth 401(k) deferral. The plan document also provides that eligible participants may make catch‑up contributions up to the $7,500 Internal Revenue Service (“IRS”) limit. Participants may also contribute amounts representing distributions from other qualified plans (rollover contributions). Participant contributions are recorded in the period the Company makes the corresponding payroll deductions.

The Company may make a discretionary contribution. During 2025, the Company made discretionary contributions at a rate of 20% of eligible participant contributions limited to the first 5% of eligible participant compensation, as defined in the plan document, up to the maximum deferrable amount allowed by the IRS.

Investment Alternatives

Participants in the Plan may elect to invest their account balances in several investment alternatives, in any percentage allocation determined appropriate by the participant. The investment alternatives under the Plan include Waterstone Financial, Inc. common stock as well as any fund, other than municipal and institutional funds, in the Principal Trust Company portfolio. Participants may exchange any portion of their account balances from one fund to another at any time during the year.

Participant Accounts

Each participant's account is credited with the participant's salary reduction contributions, rollover contributions and an allocation of the Company's discretionary contributions and Plan earnings. Allocations are based on the participant's eligible compensation or account balances, as defined in the plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Notes to the Financial Statements

December 31, 2025 and 2024

Vesting

Participants are immediately vested in their salary reduction contributions.

The Company discretionary contributions and earnings thereon vest in accordance with provisions of the Plan as follows:

Vesting Years of Service	Percentage Vested
less than 2	0%
2	20%
3	100%

The participant is fully vested in the Company discretionary contributions upon reaching normal retirement age, death, or permanent disability.

Forfeited Accounts

As of December 31, 2025 and 2024, there were balances of $415 and $285 for forfeited nonvested accounts, respectively. Of the total forfeited nonvested accounts, $21,481 were used to reduce Company contributions for the year ended December 31, 2025 and any remaining balance will be used to reduce future Company contributions.

Payment of Benefits

Benefits may be paid to the participant or beneficiary upon death, disability, retirement or termination of employment, as defined in the plan document. The total vested portion of a participant's account balance is distributed in the form of a lump‑sum payment or a direct rollover distribution. Participants experiencing financial hardship may withdraw a portion of this account balance as defined in the plan document.

Generally, participants are allowed to take an in-service distribution upon reaching the age of 59 ½. After separation, a distribution will be made to the participant if the vested account balance is $1,000 or less regardless of whether the participant consented to receive it.

Termination of Plan

Although it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan at any time subject to the provisions of ERISA. In the event of plan termination, participants will become 100% vested in their accounts.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of 50% of their vested account balance or $50,000. These loans are secured by the balance in the participant's account. The loans bear a reasonable rate of interest as managed by Principal based on the interest rates charged for similar types of loans. Principal and interest is paid ratably through bi-weekly payroll deductions. The interest rates on outstanding loans range from 5.25% to 10.50% as of December 31, 2025 and December 31, 2024.

Notes to the Financial Statements

December 31, 2025 and 2024

Administrative Expenses

Plan administrative fees, investment advisor fees, loan and distribution fees and record keeping and audit fees are to be paid from the respective participants’ account.